Accounting Policies - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2009
Accounting Policies [Line Items]
Excess of amount paid for redemption of noncontrolling interest over its carrying value	$ 12